Loss per common share: (Tables)	12 Months Ended
Jun. 30, 2013
Loss per common share:
Schedule of loss per common share
	2013	2012	2011
Net loss attributable to common stockholders	$(6,851,518)	$(13,364,871)	$(11,149,991)
Weighted average number of shares of common stock	77,263,381	77,009,351	76,048,925
Income (loss) per common share	$(0.09)	$(0.17)	$(0.15)